Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories	Inventories as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Goods	4,887	2,107
Other	—	2,633

Total Inventories	4,887	4,740